SHARE- BASED COMPENSATION (Schedule of Restricted Stock Units activity) (Details) - Restricted Stock Units [Member]	12 Months Ended
	Dec. 31, 2023 USD ($) Shares	Dec. 31, 2022 USD ($) Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs, Outstanding | Shares	196,580	247,775
Number of RSUs, Granted | Shares	352,600	58,200
Number of RSUs, Vested | Shares	(104,228)	(56,140)
Number of RSUs, Forfeited | Shares	(30,750)	(53,255)
Number of RSUs, Outstanding | Shares	414,202	196,580
Weighted average grant date fair value Outstanding | $	$ 2.55	$ 2.28
Weighted average grant date fair value Granted | $	0.75	1.23
Weighted average grant date fair value Vested | $	1.87	3.06
Weighted average grant date fair value Forfeited | $	2.01	2.54
Weighted average grant date fair value Outstanding | $	$ 1.24	$ 2.55